SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Schedule of disaggregated revenue information
	Individuals and communities	Institutions and payers	Others	Total
Year ended December 31, 2023:

Europe	-	14,067	-	14,067
Israel	20,913	21,179	-	42,092
ROW	-	-	916	916

Total revenues	20,913	35,246	916	57,075

Year ended December 31, 2022:

Europe	-	13,374	-	13,374
Israel	22,161	22,975	2	45,138
ROW	-	-	486	486

Total revenues	22,161	36,349	488	58,998

Year ended December 31, 2021:

Europe	-	17,942	-	17,942
Israel	22,331	8,832	27	31,190
ROW	-	-	450	450

Total revenues	22,331	26,774	477	49,582

Schedule of revenue from geographic segments
	Year ended December 31,
	2023	2022	2021
Segment profit (loss):

Europe	(5,347)	(3,044)	(477)
Israel	8,424	8,641	8,266
ROW	(3,622)	(2,972)	(1,132)

	(545)	2,625	6,617
Unallocated income and expenses:

Corporate, R&D and other expenses	(6,263)	(7,375)	(6,798)
Other expenses	(2,198)	(416)	(316)

Operating loss	(9,006)	(5,166)	(497)
Financial income, net	3,042	6,478	(12,972)

Profit (loss) before taxes on income	(5,964)	1,312	(13,469)

Schedule of additional information of segments

	Europe	Israel	Others	Total

Year ended December 31, 2023

Depreciation and amortization	3,637	4,049	6	7,692

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	23,588	36,803	1,940	4,910	67,241

	Europe	Israel	Others	Total

Year ended December 31, 2022

Depreciation and amortization	2,654	4,470	10	7,134

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	27,132	40,056	1,767	2,636	71,591

	Europe	Israel	Others	Total

Year ended December 31, 2021

Depreciation and amortization	2,765	2,735	-	5,500

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	11,539	61,534	-	2,260	75,333